ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (43,168)	$ (55,030)	$ (55,367)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	857	1,034	987
Other comprehensive income (loss) before reclassifications	8,842	16,709
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(177)	47
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	37,144	(47,004)
Other comprehensive income (loss) before reclassifications	45,809	(30,248)
Other Comprehensive Income Loss, Reclassification Adjustment on Derivatives	3,020	(16,372)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	45,982	35,943
Other Comprehensive Income (Loss), Reclassification Adjustment included in Net Income, Net of Tax	49,002	19,571
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	11,862	337
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(177)	47
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	83,126	(11,061)
Income tax expense	1,905	(10,327)	(53,714)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	7,926	(49,499)	(84,025)
Balance of accumulated other comprehensive income (loss) [Abstract]
Pension and Postretirement Benefit Plan Obligations	(79,676)	(162,802)	(151,741)
Accumulated Other Comprehensive Income (Loss)	(121,987)	(216,798)	(206,121)
Other comprehensive income (loss) attributable to ONEOK [Abstract]
Unrealized Holding Gains (Losses) on Investment Securities	(177)	47	(384)
Pension and Postretirement Benefit Plan Obligations	(83,126)	11,061	25,837
Accumulated Other Comprehensive Income (Loss)	94,811	(10,677)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Total before tax [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	12,871
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Tax benefit [Member]
Income tax expense	(3,081)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1,689)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	14,560
Accumulated Defined Benefit Plans Adjustment [Member]
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	45,982
Defined Benefit Plan, Amortization of Net Gains (Losses)	21,407
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	1,560
Amortization of unrecognized net asset at adoption	(49)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	19,896
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Tax	(7,958)
Accumulated Defined Benefit Plans Adjustment [Member] | Net of tax [Member]
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	11,938
Accumulated Defined Benefit Plans Adjustment [Member] | Discontinued Operations [Member]
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	34,044
Cash Flow Hedging [Member]
Other comprehensive income (loss) before reclassifications	31,183	33,427	(11,158)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	9,831	(59,826)	(137,739)
Cash Flow Hedging [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Net of tax [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	9,790
Cash Flow Hedging [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Discontinued Operations [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(1,864)
Cash Flow Hedging [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Net of tax [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	7,926
Cash Flow Hedging [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Net income attributable to noncontrolling interest [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	3,020
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Noncontrolling Interest	$ 4,906